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                                                               November 12, 2014

                                                              Summary Prospectus

                                            Cambiar International Small Cap Fund
                                      Ticker: Institutional Class Shares - CAMFX


                                                The Advisors' Inner Circle Fund



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Before you invest, you may want to review the Fund's complete prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at www.cambiar.com/invest-today. You can also get this information at no cost by calling 1-866-777-8227, by sending an e-mail request to cambiarfunds@seic.com, or by asking any financial intermediary that offers shares of the Fund. The Fund's prospectus and statement of additional information, both dated November 12, 2014, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.




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FUND INVESTMENT OBJECTIVE

The Cambiar International Small Cap Fund (the "Fund") seeks long-term capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if shares
redeemed have been held for less than 180 days)                           2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)


Management Fees                                                          1.10%
Other Expenses                                                           5.18%
                                                                         -----
  Shareholder Servicing Fees                                     0.25%
  Other Operating Expenses(1)                                    4.93%
Total Annual Fund Operating Expenses                                      6.28%
Less Fee Reductions and/or Expense Reimbursements                        (4.88)%
                                                                         -------
Total Annual Fund Operating Expenses After Fee
  Reductions and/or Expense Reimbursements(2)                             1.40%

(1) OTHER OPERATING EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

(2) CAMBIAR INVESTORS LLC (THE "ADVISER") HAS CONTRACTUALLY AGREED TO REDUCE FEES AND REIMBURSE EXPENSES IN ORDER TO KEEP NET OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, BROKERAGE COMMISSIONS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES (COLLECTIVELY, "EXCLUDED EXPENSES")) FROM EXCEEDING 1.40% OF THE FUND'S INSTITUTIONAL CLASS SHARES' AVERAGE DAILY NET ASSETS UNTIL SEPTEMBER 1, 2016. IN ADDITION, IF AT ANY POINT TOTAL ANNUAL FUND OPERATING EXPENSES (NOT INCLUDING EXCLUDED EXPENSES) ARE BELOW THE EXPENSE CAP, THE ADVISER MAY RECEIVE FROM THE FUND THE DIFFERENCE BETWEEN THE TOTAL ANNUAL FUND OPERATING EXPENSES (NOT INCLUDING EXCLUDED EXPENSES) AND THE EXPENSE CAP TO RECOVER ALL OR A PORTION OF ITS PRIOR FEE REDUCTIONS OR EXPENSE REIMBURSEMENTS MADE DURING THE PRECEDING THREE-YEAR PERIOD DURING WHICH THIS AGREEMENT WAS IN PLACE. THIS AGREEMENT MAY BE
     TERMINATED: (I) BY THE BOARD OF TRUSTEES (THE "BOARD") OF THE ADVISORS' INNER CIRCLE FUND (THE "TRUST"), FOR ANY REASON AT ANY TIME; OR (II) BY THE ADVISER, UPON NINETY (90) DAYS' PRIOR WRITTEN NOTICE TO THE TRUST, EFFECTIVE AS OF THE CLOSE OF BUSINESS ON SEPTEMBER 1, 2016.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                         1 YEAR           3 YEARS
--------------------------------------------------------------------------------
                          $143            $1,039

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-cap foreign companies. This investment policy may be changed by the Fund upon 60 days' prior written notice to shareholders. The Fund expects, under normal market conditions, to invest in at least three different countries. The equity securities in which the Fund invests are generally common stocks and American Depositary Receipts ("ADRs"). The Fund considers small-cap companies to be those with market capitalizations not greater than $4 billion at the time of purchase.

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The Fund considers a company to be a "foreign company" if: (i) 50% of the company's assets are located outside of the United States; or (ii) 50% of the company's revenues are generated outside of the United States; or (iii) the company is domiciled or doing a substantial amount of business outside of the United States. The majority of the companies in which the Fund invests operate in "established" markets; however, when opportunities warrant, the Fund may invest, without limit, in securities of companies in "emerging market" countries. An "emerging market" country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging market countries are in the process of industrialization, with lower gross national products than more developed countries. In many circumstances, the Fund purchases ADRs of foreign companies on U.S. exchanges, rather than foreign shares on foreign exchanges, to facilitate greater liquidity and lower custodial expenses. From time to time, the Fund may also focus its investments in a particular geographic region, such as Europe or Asia.

The Adviser's primary analysis criterion is active individual company selection based on the relative merits and valuation of the underlying corporate entity. The Adviser employs a relative value approach, whereby it searches for companies trading at the low end of historic and sectoral valuation ranges with a strong market position or product franchise and good overall financial condition. The Adviser's selection and screening criteria are extremely qualitative, and the Adviser makes little attempt to time market or sector movements. The following are typical factors the Adviser considers when purchasing stocks:

o    Low price-earnings ratio relative to historic norms and peer group;

o    Low cash flow multiple relative to historic norms and peer group;

o New product and/or restructuring potential under-appreciated by the marketplace;

o Sudden stock price decline caused by flight of "momentum investors" with little change in fundamentals; and

o Excessive investor pessimism in relation to overall outlook for company over the medium to long term.

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The Adviser also utilizes active country selection as a secondary selection criterion, which is overlaid on the bottom-up criteria described above. The Adviser's country allocation does not seek to replicate any particular index's country allocation by global capitalization or regional capitalization. However, the Adviser seeks to avoid specific countries where it is deemed that there exists a high likelihood of economic and financial turbulence due to poor or worsening economic fundamentals, and may seek larger positions in countries where specific economic risk factors are overestimated by the marketplace, causing depressed valuations. A similar approach will be used with regard to overweighting or underweighting specific industrial sectors by country.

The Adviser will tend to hold securities for longer periods of time. Positions held will be carefully re-examined when, for example:

o    The stock has realized its price target;

o    It experiences exaggerated price moves relative to actual developments; or

o    There is a material change in company fundamentals or market conditions.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small-cap stocks may underperform other segments of the equity market or the equity market as a whole. The small-cap companies that the Fund invests in may be more vulnerable to adverse business or economic events

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than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

When the Fund invests in foreign securities, including direct investments and through ADRs, it will be subject to risks not typically associated with domestic securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the Fund to sell its securities and could reduce the value of your shares. Foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. Although ADRs and other depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. The Fund may invest in unsponsored ADRs, which are issued by one or more depositaries without a formal agreement with the company that issues the underlying securities. Holders of unsponsored ADRs generally bear all the costs thereof, and the depositaries of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the issuers of the underlying securities or to pass through voting rights with respect to the underlying securities. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the ADRs.

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To the extent that it concentrates its investments in a specific geographic region, the Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that region. As a result, the Fund's net asset value may be more volatile than that of a fund holding more geographically diverse investments.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity, significant price volatility, restrictions on foreign investment, and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of the Fund's assets measured in U.S. dollars may be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of market conditions, or a company's value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

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PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

INVESTMENT ADVISER

Cambiar Investors LLC

PORTFOLIO MANAGERS

Anna (Ania) A. Aldrich, CFA, Investment Principal, has served on the portfolio team for the Fund since its inception in 2014.

Brian M. Barish, CFA, President, Chief Investment Officer, has served on the portfolio team for the Fund since its inception in 2014.

Jennifer Dunne, CFA, Investment Principal, has served on the portfolio team for the Fund since its inception in 2014.

Todd L. Edwards, PhD, Investment Principal, has served on the portfolio team for the Fund since its inception in 2014.

Alvaro Shiraishi, Investment Principal, has served on the portfolio team for the Fund since its inception in 2014.

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PURCHASING AND SELLING FUND SHARES

To purchase shares of the Fund for the first time, you must invest at least $500,000. The Fund reserves the right to waive the minimum initial investment amounts in its sole discretion. There is no minimum for subsequent investments.

If you own your shares directly, you may redeem your shares on any day the New York Stock Exchange ("NYSE") is open for business by contacting the Fund directly by mail at: The Cambiar Funds, P.O. Box 219009, Kansas City, Missouri 64121-9009 (Express Mail Address: The Cambiar Funds, c/o DST Systems, Inc., 430 West 7th Street, Kansas City, MO 64105) or telephone at 1-866-777-8227.

If you own your shares through an account with an investment professional or other institution, contact that investment professional or institution to redeem your shares. Your investment professional or institution may charge a fee for its services in addition to the fees charged by the Fund.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account ("IRA"), in which case your distribution will be taxed when withdrawn from the tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

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